Victory 500 Index Fund Expense Example - Victory 500 Index Fund	Apr. 30, 2026 USD ($)
Member Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	280
Reward Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	98
Expense Example, with Redemption, 10 Years	$ 227